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ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

July 26, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Funds (the “Trust” or “Registrant”)

(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 324 (“PEA 324”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 447 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 324 is being filed to register Class C shares of the PIMCO Preferred and Capital Securities Fund and I-2, Class A and Class C shares of the PIMCO RAE Worldwide Long/Short PLUS Fund, each an existing series of the Registrant, and (b) to provide updated financial information for, and make other non-material changes to, the: (i) Asset Allocation Funds Prospectus; (ii) Bond Funds Prospectus; (iii) Credit Bond Funds Prospectus; (iv) Equity-Related Strategy Funds Prospectus; (v) International Bond Funds Prospectus; (vi) Municipal Value Funds Prospectus; (vii) Quantitative Strategies Prospectus; (viii) Real Return Strategy Funds Prospectus; (ix) Short Duration Strategy Funds Prospectus; (x) Tax-Efficient Strategy Funds Prospectus; and (xi) Statement of Additional Information.

We hereby represent that PEA 324 does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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